COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Schedule Of Commitments
	June 30, 2023	December 31, 2022
Not later than one year	$123	$105
Later than one year and not later than five years	394	347
Later than five years	414	398
	$931	$850